12. ACCRUED EXPENSES (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accrued expenses	$ 55,859	$ 391,311	$ 155,267